Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 02, 2012
Allianz RCM Short Duration High Income Fund (Second Summary Prospectus) | Allianz RCM Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Short Duration High Income Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated September 12, 2012 to the

Statutory Prospectus for Class D, Class P and Institutional Class Shares of Allianz Funds

Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to the Allianz RCM Short Duration High Income Fund

The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund’s current fiscal year.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Supplement Closing	ck0001423227_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz RCM Short Duration High Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Reductions	rr_NetExpensesOverAssets	0.60%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	261
Allianz RCM Short Duration High Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Reductions	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Allianz RCM Short Duration High Income Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Reductions	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340

[1]	Other Expenses are based upon estimated amounts for the Fund’s current fiscal year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through December 31, 2013 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.60% for Institutional Class shares, 0.70% for Class P shares and 0.85% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.